SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
8 .	SHARE-BASED COMPENSATION
The following table presents the classification of the Company’s share-based compensation expenses:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Origination and servicing	1,620	2,516	10,345
General and administrative	24,326	29,734	80,599
Research and development	28,619	22,820	48,578
Sales and marketing	34,831	12,708	8,060

Total	89,396	67,778	147,582

In September 2016, Jiayin Finance approved an employee incentive plan (the “2016 Plan”) and utilized a limited liability partnership (“LLP”) as a vehicle to hold
13,500,000
shares that will be used under the
 2016
Plan. The shares were contributed by the Founder, representing
27
% of
Jiayin
Finance’s total outstanding shares at the time. A company controlled by the Founder is the general partner (“GP”) of the LLP.
The purpose of the LLP is to allow employees of the Company to receive share-based incentives. The LLP has no activities other than administrating the
2016
Plan and does not have any employees. On behalf of the Company and subject to approval of board of director of the Parent Company, the Founder, as the controller of LLP has the authority to select the eligible participants to whom awards will be granted; determine the number of shares covered; and establish the terms, conditions and provision of such awards.
The
2016
Plan allows the grantees to hold options to purchase LLP shares from the GP or the designated persons to indirectly hold the equity shares of
Jiayin
Finance.
In
September 2016
,
Jiayin
Finance granted options to acquire certain LLP shares, equivalent of
13,321,500
ordinary shares of
Jiayin
Finance with the exercise price of RMB

3.5
per share to employees of the Company pursuant to the 2016 Plan. Options have a
4.5-year
life and vest at
15
%,
25
%,
30
%, and
30
% respectively at March
31
,
2017
,
2018
,
2019
and
2020
respectively.
In
October 2018
,
Jiayin
Finance granted options to acquire certain LLP shares, equivalent of
2,851,600
ordinary shares of
Jiayin
Finance with the exercise price of RMB

3.5
per share to employees of the Company pursuant to the 2016 Plan. Options have a
4.5-year
life and vest at
15
%,
25
%,
30
%, and
30
% respectively at March
31
,
2019
,
2020
,
2021
and
2022
respectively.
For illustration purposes, all the share information disclosed in this section refers to the shares of Jiayin Finance the grantees are entitled through LLP shares. The additional grants in October 2018 include the 2,851,600 shares from options forfeited in relation to the options granted in September 2016, which were automatically released to the
2016
Plan.
The awards are in substance share-based expenses incurred by the controlling Founder on behalf of the Parent Company. The related expenses are reflected in the Parent Company’s consolidated financial statements as share-based compensation expenses with an offsetting to additional paid-in
 capital. Given the shares owned by the LLP for the purpose of the 2016 Plan are existing outstanding shares of Jiayin Finance, the option does not have dilution effect on income per share (see Note 11).
In
February 2019
, the Company adopted the
2019
Share Incentive Plan (“
2019
Plan”), effectively upon the completion of the Parent Company’s initial public offering (“IPO”) to replace the
2016
Plan on a
4
:
1
ratio. The
2019
Plan contains performance vesting condition related to the operation results of the Company and the business department the grantee belongs to, as well as the grantee’s individual performance. The modification did not result in any incremental value. In connection with the adoption of
2019
Plan, the Company
cancelled
2,377,000
and
1,169,000
share options granted in
September 2016
and
October 2018
, respectively. Total unrecognized share-based compensation expense of RMB
39,390
associated with the
cancelled
options was immediately recognized in the consolidated statement of comprehensive income upon cancellation for the year ended December
31
,
2019
.
In November,
2019
, the Company granted four batches options equivalent of
288,000
share options of
Jiayin
Group with the exercise price of RMB
3.5
per share to employees pursuant to the
2019
Plan.
The Company uses a binominal pricing model, which assumes the value of an asset increases and decreases by fixed proportions at a predictable schedule, to estimate the fair value of the above options granted under the
2016
Plan and
2019
Plan. Binomial options pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions including the estimated expected stock price volatility and, the exercise multiple. For expected volatilities
, as the length of time has been short since Company went to public, the Company has made reference to the historical price volatilities
of several comparable companies in the same industry as the Company in
2019
. For the exercise multiple, it is based on management’s estimation, which the Company believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the China or US Government Bond with maturity similar to the maturity of the options as of valuation. The estimated fair value of the ordinary shares, at the option grant dates, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The following assumptions were applied to estimate the fair value of the options granted in 2016, 2018 and 2019 at the date of grant:

	September 2016	October 2018	November 2019
Average risk-free rate of interest	2.54%	3.32%	1.57%-1.69%
Estimated volatility rate	50.46%	44.32%	42.86%-45.28%
Dividend yield	0.00%	0.00%	0.00%
Time to maturity	4.5 years	4.5 years	0-3 years
Fair value per underlying ordinary share	RMB 21.38	RMB 88.13	RMB 53.43

The weighted average grant date fair value of options granted during the year ended December 31, 201
7
,
 2018
,
and 2019
was RMB

18.16 per share
,

RMB

84.88 per share
 and RMB 50.36per share, respectively.

For the years ended December 31,
 2017,
2018 and 2019, the
Company
recognized share-based compensation expense of
RMB 89,396,
RMB

67,778 and RMB
147,582, respectively.
The summary of the aggregate option activity and information regarding options outstanding as of December 31, 2019 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2018	11,437	3.5	3.55	357,993
Options granted in 2019	288
Options forfeited in 2019	(2,480)
Options cancelled in 2019	(3,546)

Options outstanding at December 31, 2019	5,699	3.5	2.51	189,093
Options exercisable at December 31, 2019	1,674	3.5	2.51	49,567
Options vested or expected to be vested at December 31, 2019	5,699	3.5	2.51	189,093

As of December 31,

2017,
2018 and 2019, there was
 RMB

74,962,
RMB

222,928 and
 RMB
55,917
 in total unrecognized compensation cost related to
non-vested
stock options, which is expected to be recognized over a weighted average period of
 3.25 years,
3.55 years and 2.51 years respectively.